Prospectus SI Class [Member] Expense Example - Prospectus-SI Class - Payden Corporate Bond Fund - Payden Corporate Bond Fund (SI Class)	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	358
Expense Example, with Redemption, 10 Years	$ 813